Net loss per share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of Securities Excluded From Computation of Earnings Per Share
The Company excluded the following potentially dilutive shares from diluted net loss per share as the effect would have been anti-dilutive for all periods presented (the share numbers are presented after giving effect to the 1-for-5 reverse stock split of the Company’s common stock that was effected on September 25, 2023):

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Outstanding stock options	927,312	1,527,678	927,312	1,527,678
Restricted stock units	9,250	120,600	9,250	120,600
Shares issuable under 2020 ESPP	1,491	15,374	1,491	15,374

	938,053	1,663,652	938,053	1,663,652

The Company excluded the following potentially dilutive shares from diluted net loss per share as the effect would have been anti-dilutive for all periods presented (share amounts reflect the 1-for-5 reverse stock split of the Company’s common stock that was effected on September 25, 2023):

	December 31,
	2022	2021

Outstanding stock options	1,702,876	1,792,789
Restricted stock units	75,700	26,400
Shares issuable under 2020 ESPP	9,850	10,689

	1,788,426	1,829,878